Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (3.0%)

	Communication Services (0.6%)
135,000	Alphabet, Inc.^ 3.375%, 02/25/24	$147,542

	Consumer Discretionary (1.2%)
53,000	Dana, Inc.^ 5.500%, 12/15/24	47,023
100,000	Home Depot, Inc.^ 2.700%, 04/01/23	103,205
95,000	L Brands, Inc. 5.625%, 02/15/22	88,294
25,000	Low e’s Companies, Inc.^ 3.875%, 09/15/23	26,334

		264,856

	Consumer Staples (0.6%)
135,000	Walmart, Inc. 3.300%, 04/22/24	144,685

	Financials (0.2%)
50,000	Berkshire Hathaw ay, Inc. 2.750%, 03/15/23	52,105

	Health Care (0.1%)
30,000	Universal Health Services, Inc.* 4.750%, 08/01/22	29,839

	Information Technology (0.3%)
65,000	Apple, Inc. 3.450%, 05/06/24	70,647

	TOTAL CORPORATE BONDS (Cost $700,669)	709,674

CONVERTIBLE BONDS (12.0%)

	Communication Services (3.1%)
110,000	GCI Liberty, Inc.* 1.750%, 09/30/46	138,696
	Liberty Media Corp.
125,000	2.250%, 09/30/46	59,952
90,000	1.375%, 10/15/23	86,531
63,000	2.750%, 12/01/49*	54,268
65,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	59,253
105,000	Liberty Media Corp. / Liberty Formula One^ 1.000%, 01/30/23	99,547
27,000	Live Nation Entertainment, Inc. 2.500%, 03/15/23	25,568
55,000	Sea, Ltd.* 1.000%, 12/01/24	61,443
52,000	Snap, Inc.* 0.750%, 08/01/26	45,881
26,000	Tw itter, Inc. 0.250%, 06/15/24	23,255
65,000	Zynga, Inc.* 0.250%, 06/01/24	67,627

		722,021

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (0.7%)
25,000	Chegg, Inc.* 0.125%, 03/15/25	$23,799
28,000	DISH Netw ork Corp. 3.375%, 08/15/26	22,712
80,000	Etsy, Inc.^* 0.125%, 10/01/26	65,837
15,000	Guess, Inc.* 2.000%, 04/15/24	8,885
55,000	Winnebago Industries, Inc.^* 1.500%, 04/01/25	41,740

		162,973

	Financials (2.0%)
50,000	Ares Capital Corp. 4.625%, 03/01/24	43,707
	JPMorgan Chase Bank, N.A.
200,000	0.000%, 12/30/20	206,493
70,000	0.125%, 01/01/23^*	72,067
155,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	145,317

		467,584

	Health Care (1.3%)
23,000	BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	24,382
32,000	CONMED Corp.^ 2.625%, 02/01/24	29,932
65,000	Exact Sciences Corp.^ 0.375%, 03/15/27	54,847
65,000	Insulet Corp.^* 0.375%, 09/01/26	65,963
38,000	NanoString Technologies, Inc.* 2.625%, 03/01/25	32,827
21,000	Neurocrine Biosciences, Inc.^ 2.250%, 05/15/24	26,888
26,000	NuVasive, Inc.* 0.375%, 03/15/25	22,093
36,000	Repligen Corp. 0.375%, 07/15/24	37,983

		294,915

	Industrials (0.3%)
55,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	47,392
35,000	Chart Industries, Inc.* 1.000%, 11/15/24	27,273

		74,665

	Information Technology (3.8%)
60,000	Akamai Technologies, Inc.* 0.375%, 09/01/27	59,803
42,000	Alteryx, Inc.^* 1.000%, 08/01/26	37,187
80,000	Coupa Softw are, Inc.^* 0.125%, 06/15/25	88,603
55,000	DocuSign, Inc.^ 0.500%, 09/15/23	77,275
23,000	II-VI, Inc. 0.250%, 09/01/22	21,189

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
55,000	Lumentum Holdings, Inc.* 0.500%, 12/15/26	$55,879
80,000	Microchip Technology, Inc. 1.625%, 02/15/27	82,927
50,000	MongoDB, Inc.^* 0.250%, 01/15/26	48,519
65,000	Okta, Inc.* 0.125%, 09/01/25	62,251
34,000	ON Semiconductor Corp.^ 1.000%, 12/01/20	33,936
27,000	Proofpoint, Inc.* 0.250%, 08/15/24	25,512
26,000	Q2 Holdings, Inc.* 0.750%, 06/01/26	23,137
40,000	RingCentral, Inc.* 0.000%, 03/01/25	37,151
58,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	64,457
35,000	Splunk, Inc.^ 0.500%, 09/15/23	37,520
23,000	Wix.com, Ltd.^ 0.000%, 07/01/23	22,700
46,000	Workday, Inc. 0.250%, 10/01/22	51,173
32,000	Zendesk, Inc.^ 0.250%, 03/15/23	37,865

		867,084

	Real Estate (0.3%)
70,000	IH Merger Sub, LLC 3.500%, 01/15/22	74,457

	Utilities (0.5%)
120,000	NRG Energy, Inc.^ 2.750%, 06/01/48	115,982

	TOTAL CONVERTIBLE BONDS (Cost $2,984,886)	2,779,681

U.S. GOVERNMENT AND AGENCY SECURITIES (0.6%)
	United States Treasury Note
66,000	2.000%, 11/15/26	72,321
63,000	1.625%, 05/15/26^	67,280

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $126,773)	139,601

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (8.4%)

	Consumer Staples (0.1%)
420	Energizer Holdings, Inc.^ 7.500%, 01/15/22	28,518

	Financials (0.4%)
1,180	AMG Capital Trust II 5.150%, 10/15/37	33,992
620	Assurant, Inc.^ 6.500%, 03/15/21	66,018

		100,010

NUMBER OF SHARES		VALUE

	Health Care (0.9%)
1,300	Becton Dickinson and Company 6.125%, 05/01/20	$67,964
130	Danaher Corp. 4.750%, 04/15/22	134,309

		202,273

	Industrials (1.3%)
175	Fortive Corp. 5.000%, 07/01/21	125,953
	Stanley Black & Decker, Inc.^
1,316	5.250%, 11/15/22	92,067
1,165	5.375%, 05/15/20	84,637

		302,657

	Information Technology (1.1%)
260	Broadcom, Inc.^ 8.000%, 09/30/22	242,934

	Real Estate (1.0%)
185	Crow n Castle International Corp. 6.875%, 08/01/20	239,575

	Utilities (3.6%)
4,095	American Electric Pow er Company, Inc. 6.125%, 03/15/22	197,584
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.566%, 09/15/29	42,540
1,890	Dominion Energy, Inc. 7.250%, 06/01/22	173,899
2,140	DTE Energy Company 6.250%, 11/01/22	84,676
4,935	NextEra Energy, Inc. 4.872%, 09/01/22	244,909
	Sempra Energy
550	6.750%, 07/15/21	51,661
400	6.000%, 01/15/21	37,939

		833,208

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,182,847)	1,949,175

COMMON STOCKS (69.6%)

	Communication Services (7.3%)
535	Alphabet, Inc. - Class A#	621,643
2,950	AT&T, Inc.	85,993
4,275	Comcast Corp. - Class A	146,974
2,255	Facebook, Inc. - Class A#	376,134
375	Netflix, Inc.#	140,813
3,610	Verizon Communications, Inc.	193,965
1,250	Walt Disney Company	120,750

		1,686,272

	Consumer Discretionary (8.2%)
260	Alibaba Group Holding, Ltd.#	50,565
450	Amazon.com, Inc.#~	877,374
740	Aptiv, PLC	36,438
620	Dollar Tree, Inc.#	45,551
1,450	General Motors Company	30,131
1,500	Home Depot, Inc.	280,065

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,195	Low e’s Companies, Inc.	$102,830
650	McDonald’s Corp.	107,477
1,340	Nike, Inc. - Class B	110,872
505	Royal Caribbean Cruises, Ltd.	16,246
895	Starbucks Corp.	58,837
1,420	Target Corp.	132,017
1,310	TJX Companies, Inc.	62,631

		1,911,034

	Consumer Staples (5.6%)
4,735	Coca-Cola Company	209,524
480	Costco Wholesale Corp.	136,862
2,930	Mondelez International, Inc. - Class A	146,734
1,685	PepsiCo, Inc.	202,369
1,900	Philip Morris International, Inc.	138,624
2,540	Procter & Gamble Company	279,400
1,570	Walmart, Inc.	178,383

		1,291,896

	Energy (1.9%)
2,925	Chevron Corp.	211,945
1,520	ConocoPhillips	46,816
1,920	Hess Corp.	63,936
2,655	Kinder Morgan, Inc.	36,958
1,505	Marathon Petroleum Corp.	35,548
830	Pioneer Natural Resources Company	58,225

		453,428

	Financials (7.5%)
3,970	American International Group, Inc.	96,273
9,845	Bank of America Corp.	209,009
1,115	Bank of New York Mellon Corp.	37,553
600	Berkshire Hathaw ay, Inc. - Class B#	109,698
1,335	Capital One Financial Corp.	67,311
565	Cboe Global Markets, Inc.	50,426
900	Charles Schw ab Corp.	30,258
545	Chubb, Ltd.	60,871
2,835	Citigroup, Inc.	119,410
570	Discover Financial Services	20,332
585	Goldman Sachs Group, Inc.	90,435
1,515	Intercontinental Exchange, Inc.	122,336
3,145	JPMorgan Chase & Company	283,144
3,935	KeyCorp	40,806
1,555	Marsh & McLennan Companies, Inc.	134,445
2,065	Morgan Stanley	70,210
510	Northern Trust Corp.	38,485
2,318	Starw ood Property Trust, Inc.	23,760
2,855	US Bancorp	98,355
1,590	Zions Bancorporation, N.A.	42,548

		1,745,665

	Health Care (10.5%)
350	Abbott Laboratories	27,618
1,575	Agilent Technologies, Inc.	112,801
505	Amgen, Inc.	102,379
215	Anthem, Inc.	48,814
2,435	Baxter International, Inc.	197,698
1,745	Bristol-Myers Squibb Company	97,266
315	Edw ards Lifesciences Corp.#	59,415
745	Gilead Sciences, Inc.	55,696
350	Humana, Inc.	109,907

NUMBER OF SHARES		VALUE
145	Intuitive Surgical, Inc.#	$71,805
1,705	Johnson & Johnson	223,577
815	Laboratory Corp. of America Holdings#	103,008
2,060	Medtronic, PLC	185,771
2,915	Merck & Company, Inc.	224,280
4,955	Pfizer, Inc.	161,731
230	Stryker Corp.	38,293
100	Teleflex, Inc.	29,286
435	Thermo Fisher Scientific, Inc.	123,366
1,595	UnitedHealth Group, Inc.	397,761
305	Vertex Pharmaceuticals, Inc.#	72,575

		2,443,047

	Industrials (7.0%)
845	Boeing Company	126,023
4,145	CSX Corp.	237,509
6,300	General Electric Company	50,022
1,610	Honeyw ell International, Inc.	215,402
820	Lockheed Martin Corp.	277,939
6,150	Masco Corp.	212,606
790	Northrop Grumman Corp.	239,014
720	Raytheon Company	94,428
1,245	Union Pacific Corp.	175,595

		1,628,538

	Information Technology (19.5%)
820	Accenture, PLC - Class A	133,873
335	Adobe, Inc.#~	106,610
3,950	Apple, Inc.	1,004,445
3,605	Cisco Systems, Inc.	141,713
1,375	Fidelity National Information Services, Inc.	167,255
495	Global Payments, Inc.	71,394
1,955	Intel Corp.	105,805
639	Lam Research Corp.	153,360
1,335	Marvell Technology Group, Ltd.	30,211
1,030	MasterCard, Inc. - Class A	248,807
2,495	Micron Technology, Inc.#	104,940
7,905	Microsoft Corp.~	1,246,698
675	NVIDIA Corp.	177,930
1,410	Oracle Corp.	68,145
765	QUALCOMM, Inc.	51,752
985	Salesforce.com, Inc.#	141,820
250	ServiceNow , Inc.#	71,645
510	Skyw orks Solutions, Inc.	45,584
995	Taiw an Semiconductor Manufacturing Company, Ltd. (ADR)	47,551
2,500	Visa, Inc. - Class A	402,800

		4,522,338

	Materials (1.0%)
895	Corteva, Inc.#	21,033
985	Linde, PLC	170,405
460	PPG Industries, Inc.	38,456

		229,894

	Real Estate (1.0%)
945	American Tower Corp.	205,774
805	Welltower, Inc.	36,853

		242,627

	Utilities (0.1%)
465	Essential Utilities, Inc.#	24,905

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

	TOTAL COMMON STOCKS (Cost $12,680,242)	$16,179,644

	EXCHANGE-TRADED FUND (0.7%)

	Other (0.7%)

3,095	iShares MSCI EAFE ETF (Cost $211,053)	165,459

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.2%) #

	Consumer Staples (0.0%)

6 34,722	Tyson Foods, Inc. Call, 04/17/20, Strike $95.00	30

	Financials (0.0%)

18 60,624	Bank of New York Mellon Corp. Call, 06/19/20, Strike $50.00	171

	Other (1.2%)

163 611,902	iShares China Large-Cap ETF Call, 09/18/20, Strike $43.00	9,047

15 51,195	iShares MSCI Emerging Markets Call, 05/15/20, Strike $46.00	15

20 228,920	iShares Russell 2000 ETF Call, 04/17/20, Strike $172.00	130

	S&P 500 Index

5 1,292,295	Put, 04/20/20, Strike $2,800.00	110,541

2 516,918	Put, 05/29/20, Strike $3,310.00	149,330

		269,063

	TOTAL PURCHASED OPTIONS (Cost $156,464)	269,264

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (5.5%)
644,030	Fidelity Prime Money Market Fund - Institutional Class, 0.610%***	644,094
643,189	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.250%***	643,189

	TOTAL SHORT TERM INVESTMENTS (Cost $1,287,430)	1,287,283

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.3%)
1,691,502	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $1,691,502)	$1,691,502

TOTAL INVESTMENTS (108.3%) (Cost $22,021,866)		25,171,283

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.3%)		(1,691,502)

LIABILITIES, LESS OTHER ASSETS (-1.0%)		(234,372)

NET ASSETS (100.0%)		$23,245,409

NOTES TO SCHEDULE OF INVESTMENTS
^ Security, or portion of security, is on loan.

*     Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherw ise exempted from such registration requirements.

§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
** Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate show n is the rate in effect at March 31, 2020.
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $49,519.
*** The rate disclosed is the 7 day net yield as of March 31, 2020.
† Represents investment of cash collateral received from securities on loan as of March 31, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2020 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	Hong Kong Dollar	04/23/20	344,000	$44,367	$160
State Street Bank and Trust	Hong Kong Dollar	04/23/20	278,000	35,855	38
Bank of New York	Hong Kong Dollar	04/23/20	234,000	30,180	75
Bank of New York	Hong Kong Dollar	04/23/20	166,000	21,410	106
Northern Trust Company	New Taiwanese Dollar	04/23/20	212,000	7,023	(2)
State Street Bank and Trust	New Taiwanese Dollar	04/23/20	116,000	3,843	(34)
State Street Bank and Trust	New Taiwanese Dollar	04/23/20	102,000	3,379	5

					$348

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	New Taiwanese Dollar	04/23/20	130,000	$4,306	$23
Goldman Sachs & Co.	Hong Kong Dollar	04/23/20	156,000	20,120	(36)
State Street Bank and Trust	New Taiwanese Dollar	04/23/20	1,704,000	56,447	998
State Street Bank and Trust	Hong Kong Dollar	04/23/20	1,387,000	178,887	(530)

					$455

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2020, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at March 31, 2020 was as follows*:

Cost basis of investments	$22,021,866
Gross unrealized appreciation	5,407,204
Gross unrealized depreciation	(2,257,787)
Net unrealized appreciation (depreciation)	$3,149,417

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.